PREPAYMENTS AND OTHER ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
PREPAYMENTS AND OTHER ASSETS
Contract with customer, asset, allowance for credit loss	¥ 21,453		¥ 1,591	$ 3,110
Contract with customer asset credit loss expense	19,862	$ 2,880	2,100
Contract with customer asset, allowance for credit loss, write-offs	¥ 0	$ 0	¥ 509